Pixelpin Acquisition and Patent Approvals (Tables)	12 Months Ended
Dec. 31, 2022
Pixelpin Acquisition and Patent Approvals
Summary of net assets acquired at the date of acquisition

Fair Value
Trade name and trademarks	$90,621
Foreign currency translation	1,133
Total	$91,754